Payables and Other Non-current Liabilities - Narrative (Details) € in Millions, R$ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Trade And Other Payables [Line Items]
Payables and other non-current liabilities		€ 3,693	€ 3,605
Additions		1,796	1,838
Non-current portion of non-current borrowings		1,008	1,184
Non-current tax payables		938	784
Telefónica Brazil
Trade And Other Payables [Line Items]
Non-current portion of non-current borrowings		177	211
Non-current tax payables		732	655	R$ 4,714	R$ 3,502
Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Additions		157	183
Payment on borrowings		210	245
Service concession arrangements and licenses | Telefónica Germany
Trade And Other Payables [Line Items]
Additions	€ 1,425
Payment on borrowings		108	108
Borrowings		797	898
Non-current portion of non-current borrowings		690	791
Service concession arrangements and licenses | Telefónica Brazil
Trade And Other Payables [Line Items]
Total allocated liabilities		156	243	1,005	1,301
Payables and other non-current liabilities		€ 146	€ 177	R$ 942	R$ 949